SELECTED UNAUDITED QUARTERLY FINANCIAL DATA (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended		3 Months Ended				12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 04, 2013 2016 Senior Notes	Dec. 03, 2012 2016 Senior Notes	Dec. 31, 2012 2016 Senior Notes	Dec. 31, 2012 Polyurethanes	Sep. 30, 2012 Polyurethanes	Mar. 31, 2012 Polyurethanes	Dec. 31, 2013 Advanced Materials	Dec. 31, 2012 Advanced Materials	Dec. 31, 2011 Advanced Materials	Dec. 31, 2012 Advanced Materials Global transformational change program	Dec. 31, 2013 Workforce reductions Polyurethanes	Dec. 31, 2012 Workforce reductions Polyurethanes
Quarterly Financial Information
Restructuring charges							$ 1	$ 32	$ 5	$ 38	$ 38	$ 20	$ 28	$ 5	$ 38
Loss on early extinguishment of debt	51	80	7	34	77	77
Principal Amount of Notes Redeemed				$ 200	$ 400	$ 400